Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Borrowings

	December 31, 2022	December 31, 2021
Credit facilities	$874,038	$825,267
Financial liabilities	695,934	549,178
Financial lease liabilities	389,007	—
Total borrowings	$1,958,979	$1,374,445
Less: Current portion of long-term borrowings, net	(391,095)	(255,137)
Less: Deferred finance costs, net	(13,532)	(12,736)
Long-term borrowings, net	$1,554,352	$1,106,572

Borrowings - Maturity of Long Term Debt
Year	Amount
2023	$396,140
2024	362,048
2025	501,073
2026	260,909
2027	173,619
2028 and thereafter	265,190
Total	$1,958,979